Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Components Of Other Comprehensive Income And The Related Income Tax Effects
Components of other comprehensive income and the related income tax effects for 2022 are as follows:

	Amount $	Income taxes $	Net $
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	6	(1)	5
Adjustment for hedged items recognized in the period	–	–	–

	6	(1)	5
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	63	(16)	47

	69	(17)	52

Components of other comprehensive income and the related income tax effects for 2021 are as follows:

	Amount $	Income taxes $	Net $
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(1)	–	(1)
Adjustment for hedged items recognized in the period	6	(1)	5

	5	(1)	4
Items that will not be subsequently reclassified to income

Remeasurements on employee benefit plans:	48	(12)	36

	53	(13)	40